Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share (EPS)
Loss attributable to the parent entity	$ (45,347)	$ (15,506)	$ (9,687)
Weighted average common shares outstanding, basic	19,758,169	399,126	447,525
Weighted average common shares outstanding, diluted	19,758,169	399,126	447,525
Loss per share, basic	$ (2.30)	$ (38.85)	$ (21.65)
Loss per share, diluted	$ (2.28)	$ (38.85)	$ (21.65)